January 2, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Global Real Return Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Suzanne Hutchins, Aron Pataki and Andrew Warwick are the fund's primary portfolio managers, positions they have held since December 2010, December 2015 and January 2019, respectively. Ms. Hutchins and Messrs. Pataki and Warwick are global investment managers and members of the real return team at Newton.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the prospectus:

Suzanne Hutchins, Aron Pataki and Andrew Warwick are the fund's primary portfolio managers, positions they have held since December 2010, December 2015 and January 2019, respectively. Ms. Hutchins and Messrs. Pataki and Warwick are global investment managers and members of the real return team at Newton. Ms. Hutchins first joined Newton in 1991, left in 2005 to join Capital International Limited and rejoined Newton in 2010. Mr. Pataki joined Newton in 2006.  Mr. Warwick joined Newton in July 2018, prior to which he was a member of the multi-asset team at BlackRock, Inc. since 2006, where he was responsible for managing absolute and relative return mandates and served as the head of research specializing in equity thematic views and risk premia strategies.

6278STK0119

January 2, 2019

ADVANTAGE FUNDS, INC.

Dreyfus Global Real Return Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

Effective January 2, 2019, Andrew Warwick became a primary portfolio manager of Dreyfus Global Real Return Fund.  Mr. Warwick advised no other accounts and did not beneficially own any shares of the fund as of November 30, 2018.

GRP2SAISTK0119